Consolidated Statements of Financial Condition - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks		$ 14,553	$ 26,948
Interest bearing deposits with other banks		79,923	1,646
Cash and cash equivalents		94,476	28,594
Securities available-for-sale, at fair value		177,795	201,322
Investment securities held-to-maturity, at amortized cost		387,799	406,590
Loans held for investment ("LHFI"), net	[1]	640,945	585,316
Less allowance for credit losses, LHFI	[1]	6,551	5,264
Net LHFI		634,394	580,052
Bank premises, furniture, fixtures and equipment, net		27,073	27,705
Other real estate owned, net		1,234	1,179
Accrued interest receivable		5,231	4,864
Cash surrender value of life insurance		26,284	25,724
Deferred tax assets, net		28,008	29,574
Identifiable intangible assets, net		13,331	13,442
Other assets		8,972	4,682
Total assets		1,404,597	1,323,728
Deposits
Non-interest bearing deposits		264,528	299,112
Interest bearing deposits		905,549	827,290
Total deposits		1,170,077	1,126,402
Short-term borrowings		158,086	127,574
Borrowings on secured line of credit		18,000	18,000
Accrued interest payable		1,243	732
Deferred compensation payable		9,929	9,868
Other liabilities		4,489	2,127
Total liabilities		1,361,824	1,284,703
Shareholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 5,616,438 shares issued and outstanding at December 31, 2023 and 5,603,570 shares issued and outstanding at December 31, 2022		1,123	1,122
Additional paid-in capital		18,585	18,448
Accumulated other comprehensive loss, net of tax benefit of $25,362 in 2023 and $29,355 in 2022		(76,289)	(83,070)
Retained earnings		99,354	102,525
Total shareholders' equity		42,773	39,025
Total liabilities and shareholders' equity		$ 1,404,597	$ 1,323,728

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.